PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION [abstract]
Disclosure of principal activities, organization and basis of presentation

1     PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities

China Petroleum & Chemical Corporation (the “Company”) is an energy and chemical company that, through its subsidiaries (hereinafter collectively referred to as the “Group”), engages in oil and gas and chemical operations in the People’s Republic of China (the “PRC”). Oil and gas operations consist of exploring for, developing and producing crude oil and natural gas; transporting crude oil and natural gas by pipelines; refining crude oil into finished petroleum products; and marketing crude oil, natural gas and refined petroleum products. Chemical operations include the manufacture and marketing of a wide range of chemicals for industrial uses.

Organization

The Company was established in the PRC on February 25, 2000 as a joint stock limited company as part of the reorganization (the “Reorganization”) of China Petrochemical Corporation (“Sinopec Group Company”), the ultimate holding company of the Group and a ministry-level enterprise under the direct supervision of the State Council of the PRC. Prior to the incorporation of the Company, the oil and gas and chemical operations of the Group were carried on by oil administration bureaux, petrochemical and refining production enterprises and sales and marketing companies of Sinopec Group Company.

As part of the Reorganization, certain of Sinopec Group Company’s core oil and gas and chemical operations and businesses together with the related assets and liabilities were transferred to the Company. On February 25, 2000, in consideration for Sinopec Group Company transferring such oil and gas and chemical operations and businesses and the related assets and liabilities to the Company, the Company issued 68.8 billion domestic state-owned ordinary shares with a par value of RMB 1.00 each to Sinopec Group Company. The shares issued to Sinopec Group Company on February 25, 2000 represented the entire registered and issued share capital of the Company as of that date. The oil and gas and chemical operations and businesses transferred to the Company were related to (i) the exploration, development and production of crude oil and natural gas, (ii) the refining, transportation, storage and marketing of crude oil and petroleum products, and (iii) the production and sales of chemicals.

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with applicable International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS includes International Accounting Standards (“IAS”) and related interpretations (“IFRIC”).  A summary of the significant accounting policies adopted by the Group are set out in Note 2. The accompanying financial statements were authorized for issue by the Board of Directors on March 23, 2018.

(a) New and amended standards and interpretations adopted by the Group

The following relevant IFRS, amendments to existing IFRS and interpretation of IFRS have been published and are mandatory for the year beginning on January 1, 2017 and have been adopted by the Group in current accounting period:

Amendments to IAS 7, ‘Statement of cash flows’, the IASB has issued an amendment to IAS 7 introducing an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The amendment is part of the IASB’s Disclosure Initiative, which continues to explore how financial statement disclosure can be improved. Amendments to IAS 7 are effective for annual periods beginning on January 1, 2017.

Amendments to IAS 12, ‘Income taxes’, the IASB has issued amendments to IAS 12, ‘Income taxes’. These amendments on the recognition of deferred tax assets for unrealized losses clarify how to account for deferred tax assets related to debt instruments measured at fair value. Amendments to IAS 12 are effective for annual periods beginning on January 1, 2017.

There have been no significant changes to the accounting policies applied in these financial statements for the periods presented as a result of these developments.

The Group has not early adopted any new standard or interpretation that is not yet effective for the current accounting period.

(b) New and amended standards and interpretations not yet adopted by the Group

The following relevant IFRS, amendments to existing IFRS and interpretation of IFRS have been published and are mandatory for accounting periods beginning on or after January 1, 2018 or later periods and have not been early adopted by the Group. Management is in the process of making an assessment of what the impact of these amendments, new standards and new interpretations is expected to be in the period of initial application and has so far concluded that, except for IFRS 16, the adoption of these amendments, new standards and new interpretations is unlikely to have a significant impact on the Group’s results of operations and financial position.

IFRS 9, ‘Financial instruments’, addresses the classification, measurement and recognition of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the whole of IAS 39. IFRS 9 introduces a new model for the recognition of impairment losses - the expected credit losses model, which constitutes a change from the incurred loss model in IAS 39. IFRS 9 applies to all hedging relationships, with the exception of portfolio fair value hedges of interest rate risk. The new guidance better aligns hedge accounting with the risk management activities of an entity and provides relief from the more “rule—based” approach of IAS 39. IFRS 9 is effective for annual periods beginning on January 1, 2018. Earlier application is permitted.

IFRS 15, ‘Revenue from contracts with customers’, establishes a comprehensive framework for determining when to recognize revenue and how much revenue to recognize through a 5-step approach. IFRS 15 provides specific guidance on capitalization of contract cost and license arrangements. It also includes a cohesive set of disclosure requirements about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts with customers. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. IFRS 15 replaces the previous revenue standards: IAS 18 ‘Revenue’ and IAS 11 ‘Construction Contracts’ and the related Interpretations on revenue recognition: IFRIC 13 ‘Customer Loyalty Programmes’, IFRIC 15 ‘Agreements for the Construction of Real Estate’, IFRIC 18 ‘Transfers of Assets from Customers’ and SIC-31 ‘Revenue-Barter Transactions Involving Advertising Services’. IFRS 15 is effective for annual reporting periods beginning on January 1, 2018. Earlier application is permitted.

IFRS 16, ‘Leases’, provides updated guidance on the definition of leases, and the guidance on the combination and separation of contracts. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. IFRS 16 requires lessees to recognize lease liability reflecting future lease payments and a ‘right-of-use-asset’ for almost all lease contracts, with an exemption for certain short-term leases and leases of low-value assets. The lessors accounting stays almost the same as under IAS 17 ‘Leases’. IFRS 16 is effective for annual reporting periods beginning on January 1, 2019. Earlier application is permitted if IFRS 15 is also applied.

Amendments to IFRS 10 and IAS 28 on sale or contribution of assets between an investor and its associate or joint venture. The amendments address an inconsistency between IFRS 10 and IAS 28 in the sale and contribution of assets between an investor and its associate or joint venture. A full gain or loss is recognized when a transaction involves a business. A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if those assets are in a subsidiary. The amendments were originally intended to be effective for annual periods beginning on or after January 1, 2016. The effective date has now been deferred/removed. Early application of the amendments continues to be permitted.

The accompanying consolidated financial statements are prepared on the historical cost basis except for the remeasurement of available-for-sale securities (Note 2(k)), securities held for trading (Note 2(k)) and derivative financial instruments (Note 2(l) and (n)) to their fair values.

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Key assumptions and estimation made by management in the application of IFRS that have significant effect on the consolidated financial statements and the major sources of estimation uncertainty are disclosed in Note 37.